Contracts and Accounts Receivable (Tables)	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Schedule of contracts and accounts receivables
Contracts and accounts receivable consist of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Contracts receivable:
Costs incurred on fee building projects	$53,926	$178,103
Estimated earnings	1,691	8,404
	55,617	186,507
Less: amounts collected during the period	(34,730)	(162,203)
Contracts receivable	$20,887	$24,304

Contracts receivable:
Billed	$—	$—
Unbilled	20,887	24,304
	20,887	24,304
Accounts receivable:
Escrow receivables	4,795	3,385
Other receivables	—	144
Contracts and accounts receivable	$25,682	$27,833
Contracts and accounts receivable consist of the following:

	December 31,
	2016	2015
	(Dollars in thousands)
Contracts receivable:
Costs incurred on fee building projects	$178,103	$139,677
Estimated earnings	8,404	10,213
	186,507	149,890
Less: amounts collected during the period	(162,203)	(132,109)
Contracts receivable	$24,304	$17,781

Contracts receivable:
Billed	$—	$—
Unbilled	24,304	17,781
	24,304	17,781
Accounts receivable:
Escrow receivables	3,385	6,179
Other receivables	144	—
Contracts and accounts receivable	$27,833	$23,960